Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 95.88%Δ
Argentina − 1.26%
Cablevision Holding GDR	262,838	$ 1,058,052
Cresud ADR	294,024	2,625,634
Grupo Clarin GDR Class B 144A #, †	77,680	269,278
IRSA Inversiones y Representaciones ADR	438,822	4,107,374
		8,060,338
Bahrain − 0.23%
Aluminium Bahrain GDR 144A #	91,200	1,487,746
		1,487,746
Brazil − 5.42%
Banco Bradesco ADR	1,749,871	5,004,631
Banco Santander Brasil ADR	153,366	877,254
BRF ADR †	788,900	2,571,814
Itau Unibanco Holding ADR	1,155,625	8,008,481
Petroleo Brasileiro ADR	285,509	4,254,084
Rumo	217,473	962,182
Telefonica Brasil ADR	339,260	3,416,348
TIM ADR	155,003	2,751,303
Vale	149,527	1,819,821
Vale ADR	363,623	4,432,564
XP Class A	24,226	621,639
		34,720,121
Chile − 0.77%
Sociedad Quimica y Minera de Chile ADR	100,000	4,916,000
		4,916,000
China/Hong Kong − 17.35%
Alibaba Group Holding	959,100	8,608,360
Alibaba Group Holding ADR	143,800	10,405,368
ANTA Sports Products	152,400	1,620,013
Baidu ADR †	54,219	5,708,176
BeiGene †	167,800	2,038,838
DiDi Global ADR †	81,500	312,145
Hengan International Group	330,500	1,040,875
Innovent Biologics 144A #, †	314,000	1,512,451
iQIYI ADR †	59,542	251,863
JD.com Class A	34,285	472,646
JD.com ADR	253,800	6,951,582
Joinn Laboratories China Class H 144A #	13,445	15,752
Kunlun Energy	3,360,900	2,804,006
Kweichow Moutai Class A	65,113	15,330,288
Meituan Class B 144A #, †	75,390	932,394
New Oriental Education & Technology Group ADR †	16,190	1,405,616
Shenzhen Mindray Bio-Medical Electronics Class A	76,600	2,966,409
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
Sohu.com ADR †	428,954	$ 4,534,044
TAL Education Group ADR †	50,701	575,456
Tencent Holdings	386,900	15,017,468
Tencent Music Entertainment Group ADR †	159	1,779
Tianjin Development Holdings	35,950	7,763
Tingyi Cayman Islands Holding	1,582,000	1,734,219
Trip.com Group ADR †	120,588	5,292,607
Tsingtao Brewery Class H	797,429	5,481,312
Uni-President China Holdings	2,800,000	1,992,615
Weibo Class A	65,500	618,856
Weibo ADR	40,000	363,600
Wuliangye Yibin Class A	619,092	13,114,305
		111,110,806
India − 15.34%
HCL Technologies	312,400	5,781,661
HDFC Bank	664,360	11,533,549
Indiabulls Real Estate GDR †	44,628	62,044
Infosys	285,200	5,122,675
Jio Financial Services †	859,880	3,647,163
Natco Pharma	185,519	2,117,723
Reliance Industries	859,880	30,638,235
Reliance Industries GDR 144A #	440,657	31,462,910
Sify Technologies ADR †	91,200	114,912
Tata Consultancy Services	150,341	6,987,402
Zee Entertainment Enterprises †	450,000	747,550
		98,215,824
Indonesia − 1.25%
Astra International	18,590,600	6,038,574
Unilever Indonesia	11,564,600	1,969,374
		8,007,948
Malaysia − 0.66%
Public Bank	3,376,000	3,004,058
UEM Sunrise	4,748,132	1,216,191
		4,220,249
Mexico − 5.25%
America Movil ADR	209,432	3,908,001
Becle	1,441,000	3,397,828
Cemex ADR †	469,537	4,230,528
Coca-Cola Femsa ADR	75,784	7,366,205
Fomento Economico Mexicano ADR	19,186	2,499,360
Grupo Financiero Banorte Class O	919,086	9,750,621
Grupo Televisa ADR	656,458	2,100,666
Ollamani SAB †	164,115	296,452
Sitios Latinoamerica †	162,815	55,432
		33,605,093
NQ-VIPEM [0324] 0524 (3566365)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
Peru − 1.18%
Cia de Minas Buenaventura ADR	138,305	$ 2,196,284
Credicorp	31,531	5,342,297
		7,538,581
Republic of Korea − 23.84%
Fila Holdings	82,860	2,360,394
LG Uplus	250,922	1,873,178
Samsung C&T	7,594	903,101
Samsung Electronics	671,359	40,294,007
Samsung Life Insurance	66,026	4,683,738
SK Hynix	360,000	47,652,368
SK Square †	714,613	41,722,252
SK Telecom	79,405	3,143,760
SK Telecom ADR	463,316	9,989,093
		152,621,891
Russia − 0.00%
EL5-ENERO PJSC †	755,050	0
Etalon Group GDR 144A #, †	354,800	0
Gazprom PJSC †	2,087,800	0
Rosneft Oil PJSC	1,449,104	0
Sberbank of Russia PJSC	2,058,929	0
Surgutneftegas PJSC ADR †	294,652	0
T Plus PJSC †	25,634	0
VK GDR †	71,300	0
Yandex Class A †	101,902	0
		0
Saudi Arabia − 0.50%
Saudi Arabian Oil 144A #	390,269	3,199,779
		3,199,779
South Africa − 0.00%
Tongaat Hulett †	182,915	0
		0
Taiwan − 20.07%
MediaTek	1,055,000	38,239,568
Taiwan Semiconductor Manufacturing	3,756,864	90,272,264
		128,511,832
Turkey − 2.39%
Akbank	6,643,734	9,613,024
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	22,800
Turkcell Iletisim Hizmetleri	677,165	1,432,644
Turkiye Sise ve Cam Fabrikalari	3,008,750	4,232,472
		15,300,940
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom − 0.37%
Griffin Mining †	1,642,873	$ 2,348,298
		2,348,298
Total Common Stocks (cost $511,531,051)		613,865,446

Convertible Preferred Stock – 0.04%Δ
Republic of Korea − 0.04%
CJ 3.56% †, ω	4,204	277,925
Total Convertible Preferred Stock (cost $470,722)		277,925

Preferred Stocks – 4.42%Δ
Brazil − 0.32%
Centrais Eletricas Brasileiras Class B 3.24% ω	216,779	2,019,795
		2,019,795
Republic of Korea − 4.10%
CJ †, ω	28,030	1,290,890
Samsung Electronics 1.57% ω	499,750	24,945,738
		26,236,628
Russia − 0.00%
Transneft PJSC 10.16% ω	360,600	0
		0
Total Preferred Stocks (cost $11,306,065)		28,256,423

Rights – 0.10%Δ
Brazil − 0.10%
AES Brasil Energia †	312,339	635,838
Total Rights (cost $946,489)		635,838

Warrants – 0.06%Δ
Argentina − 0.06%
IRSA Inversiones y Representaciones, exercise price $0.432, expiration date 3/5/26 †	594,450	404,166
Total Warrants (cost $0)		404,166

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO †	100,339	0

2    NQ-VIPEM [0324] 0524 (3566365)

	Number ofshares	Value (US $)

Participation Notes (continued)
Lehman Oil & Natural Gas CW 12 LEPO †	146,971	$ 0
Total Participation Notes (cost $4,952,197)		0

Total Value of Securities−100.50% (cost $529,206,524)		643,439,798
Liabilities Net of Receivables and Other Assets — (0.50%)		(3,202,807)
Net Assets Applicable to 27,057,877 Shares Outstanding — 100.00%	$640,236,991

Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $38,880,310, which represents 6.07% of the Series’ net assets.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
NQ-VIPEM [0324] 0524 (3566365)    3